Brookfield Real Assets Income Fund Inc.
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE CREDIT - 66.5%		Par	Value
Basic Industrial - 1.7%
Celanese US Holdings LLC, 7.00%, 02/15/2031		$2,889,000	$2,965,891
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)(b)		3,000,000	2,595,000
Methanex Corp., 5.25%, 12/15/2029 (c)		1,490,000	1,475,097
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)(b)		1,450,000	1,482,381
NOVA Chemicals Corp.
8.50%, 11/15/2028 (a)(b)		1,405,000	1,460,274
4.25%, 05/15/2029 (a)(b)		3,342,000	3,251,031
			13,229,674

Capital Goods - 0.4%
Cascades, Inc., 6.75%, 07/15/2030 (a)(b)		3,252,000	3,289,268

Construction & Building Materials - 0.2%
Installed Building Products, Inc., 5.63%, 02/01/2034 (a)		1,365,000	1,331,602

Diversified - 1.3%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (a)		3,291,000	3,284,195
Howard Hughes Corp.
4.38%, 02/01/2031 (a)		1,610,000	1,477,028
5.88%, 03/01/2032 (a)		2,397,000	2,306,283
Kennedy-Wilson, Inc., 5.00%, 03/01/2031 (c)		3,368,000	3,360,961
			10,428,467

Energy - 4.6%
Antero Resources Corp., 5.38%, 03/01/2030 (a)(b)		2,840,000	2,854,356
Ascent Resources Utica Holdings LLC, 6.63%, 10/15/2032 (a)(b)		2,895,000	2,936,149
BKV Upstream Midstream LLC, 7.50%, 10/15/2030 (a)		1,887,000	1,903,966
Bristow Group, Inc., 6.75%, 02/01/2033 (a)		686,000	693,071
CNX Resources Corp., 7.38%, 01/15/2031 (a)(c)		2,533,000	2,603,276
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)		1,457,000	1,438,404
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (a)		1,467,000	1,488,533
EQT Corp., 4.50%, 01/15/2029 (b)		1,236,000	1,232,331
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)(b)		1,387,000	1,418,255
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)(b)		2,862,000	2,865,746
Matador Resources Co., 6.50%, 04/15/2032 (a)		2,819,000	2,847,438
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)		1,865,000	1,863,455
Permian Resources Operating LLC
5.88%, 07/01/2029 (a)(b)		2,825,000	2,828,305
6.25%, 02/01/2033 (a)(c)		2,830,000	2,882,944
SM Energy Co., 6.63%, 04/15/2034 (a)		1,367,000	1,367,276
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (a)(b)		2,941,000	2,875,492
Transocean International Ltd., 8.75%, 02/15/2030 (a)		2,170,000	2,257,351
			36,356,348

Health Facilities - 2.7%
Community Health Systems, Inc., 10.88%, 01/15/2032 (a)(b)		6,890,000	7,390,579
LifePoint Health, Inc., First Lien, 7.65% (3 mo. Term SOFR + 3.75%), 05/19/2031		4,477,387	4,476,268
LifePoint Health, Inc., 10.00%, 06/01/2032 (a)		815,000	831,736
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)		3,068,000	3,182,160
Tenet Healthcare Corp., 6.13%, 10/01/2028 (c)		4,752,000	4,758,563
Toledo Hospital, 4.98%, 11/15/2045		250,000	207,874
			20,847,180

Infrastructure Services - 0.6%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)(b)		1,610,000	1,631,750
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)(b)		3,000,000	3,081,842
			4,713,592

Leisure - 4.3%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026 (b)		1,500,000	1,470,000
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (a)(b)		2,850,000	2,816,095
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031 (a)(b)		3,085,000	2,887,079
5.88%, 03/15/2033 (a)		2,800,000	2,816,265
MGM Resorts International, 6.13%, 09/15/2029 (c)		2,785,000	2,800,958
NCL Corp. Ltd., 6.75%, 02/01/2032 (a)(b)(c)		4,272,000	4,235,129
RHP Hotel Properties LP
4.50%, 02/15/2029 (a)(b)		4,010,000	3,885,554
6.50%, 06/15/2033 (a)		1,957,000	1,992,768
Six Flags Entertainment Corp.
5.25%, 07/15/2029		479,000	458,131
7.25%, 05/15/2031 (a)(b)		5,020,000	4,832,484
8.63%, 01/15/2032 (a)		2,908,000	2,914,830
Station Casinos LLC, 4.50%, 02/15/2028 (a)		3,000,000	2,940,282
			34,049,575

Media - 7.3%
Block Communications, Inc., 10.25%, 03/01/2031 (a)		2,858,000	2,617,095
Cable One, Inc., 4.00%, 11/15/2030 (Acquired 5/20/2025, Cost $824,851) (a)(b)(d)		1,014,000	705,823
CCO Holdings LLC
6.38%, 09/01/2029 (a)(b)		5,170,000	5,185,480
4.75%, 03/01/2030 (a)(b)		4,908,000	4,649,054
CSC Holdings LLC
3.38%, 02/15/2031 (a)(b)		10,093,000	5,929,269
4.50%, 11/15/2031 (a)(b)		18,093,000	10,721,950
Directv Financing LLC, 10.00%, 02/15/2031 (a)(b)		5,850,000	5,969,798
DISH Network Corp., 11.75%, 11/15/2027 (a)(b)		13,401,000	13,808,940
Midcontinent Communications, 8.00%, 08/15/2032 (a)(b)		8,135,000	7,568,950
			57,156,359

Media Content - 0.5%
Discovery Communications LLC, 4.13%, 05/15/2029 (b)		3,000,000	2,888,537
Discovery Global Holdings, Inc., 4.28%, 03/15/2032		1,500,000	1,321,395
			4,209,932

Metals & Mining - 0.8%
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)(b)		1,640,000	1,698,922
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (a)(b)		2,950,000	2,807,844
7.00%, 03/15/2032 (a)		1,530,000	1,480,211
			5,986,977

Oil Gas Transportation & Distribution - 14.2%
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (a)(b)		7,197,000	7,296,571
Antero Midstream Partners LP, 5.38%, 06/15/2029 (a)(b)		5,400,000	5,381,835
Buckeye Partners LP, 4.13%, 12/01/2027 (b)		3,655,000	3,573,952
Enbridge, Inc.
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083		825,000	837,092
7.63% to 01/15/2033 then 5 yr. CMT Rate + 4.42%, 01/15/2083 (b)		8,790,000	9,474,838
Energy Transfer LP, 6.94% (3 mo. Term SOFR + 3.28%), 11/01/2066 (b)		9,500,000	9,385,995
Enterprise Products Operating LLC
6.71% (3 mo. Term SOFR + 3.04%), 06/01/2067		2,886,000	2,851,733
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077		1,460,000	1,446,861
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078 (c)		5,000,000	4,947,765
Excelerate Energy LP, 8.00%, 05/15/2030 (a)(b)		2,782,000	2,911,232
Genesis Energy LP, 7.88%, 05/15/2032 (b)		4,783,000	4,919,054
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)(b)(c)		4,440,000	4,456,051
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual (b)		13,765,000	13,734,553
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (c)		6,750,000	7,030,807
Suburban Propane Partners LP, 5.00%, 06/01/2031 (a)(b)(c)		4,389,000	4,129,569
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)(b)		1,406,000	1,445,289
Sunoco LP
4.50%, 05/15/2029		1,981,000	1,931,778
4.50%, 10/01/2029 (a)(b)		3,247,000	3,137,519
5.63%, 03/15/2031 (a)		274,000	272,729
Tallgrass Energy Partners LP, 6.00%, 12/31/2030 (a)(b)		4,339,000	4,315,847
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (b)		6,755,000	6,620,193
USA Compression Partners LP, 6.25%, 10/01/2033 (a)		2,889,000	2,878,609
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (a)		1,600,000	1,418,205
Venture Global LNG, Inc., 7.00%, 01/15/2030 (a)		1,360,000	1,388,344
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (a)		1,094,000	1,202,295
6.50%, 01/15/2034 (a)		1,636,000	1,703,703
Whistler Pipeline LLC, 5.95%, 09/30/2034 (a)(c)		2,950,000	3,018,709
			111,711,128

Real Estate - 7.5%
American Assets Trust LP, 6.15%, 10/01/2034 (c)		2,762,000	2,738,783
Arbor Realty SR, Inc., 7.88%, 07/15/2030 (a)(b)		2,966,000	2,742,225
Brandywine Operating Partnership LP
8.88%, 04/12/2029 (c)		3,038,000	3,083,169
6.13%, 01/15/2031 (b)		1,320,000	1,176,786
Diversified Healthcare Trust, 7.25%, 10/15/2030 (a)		2,825,000	2,848,747
EPR Properties, 3.60%, 11/15/2031 (c)		4,100,000	3,721,480
Global Net Lease, Inc., 3.75%, 12/15/2027 (a)(b)		1,510,000	1,463,074
Iron Mountain, Inc.
4.88%, 09/15/2029 (Acquired 2/10/2021 - 2/11/2021, Cost $2,984,233) (a)(b)(d)		2,950,000	2,869,756
6.25%, 01/15/2033 (a)(b)		3,380,000	3,369,550
Ladder Capital Finance Corp., 7.00%, 07/15/2031 (a)		2,620,000	2,708,173
Lamar Media Corp., 4.00%, 02/15/2030 (b)		3,050,000	2,908,786
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)		1,973,000	1,969,165
MPT Operating Partnership LP
0.99%, 10/15/2026	EUR	5,000,000	5,545,448
8.50%, 02/15/2032 (a)(b)		2,675,000	2,711,985
Pacific Beacon LLC, 5.51%, 07/15/2036 (a)		100,000	98,410
Park Intermediate Holdings LLC, 7.00%, 02/01/2030 (a)(b)		1,344,000	1,359,968
Service Properties Trust
4.95%, 10/01/2029 (b)		5,315,000	4,800,080
4.38%, 02/15/2030 (b)		6,951,000	6,122,167
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (a)		1,380,000	1,421,076
Vornado Realty LP
3.40%, 06/01/2031		2,370,000	2,110,470
5.75%, 02/01/2033		2,030,000	1,992,398
XHR LP, 4.88%, 06/01/2029 (a)		1,488,000	1,441,323
			59,203,019

Specialty Retail - 0.5%
Kohl's Corp., 10.00%, 06/01/2030 (a)(b)		4,000,000	4,226,000

Support-Services - 0.4%
Grand Canyon University, 5.13%, 10/01/2028 (b)		3,250,000	3,215,875

Telecommunication Services - 8.3%
Bell Telephone Co. of Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055		7,698,000	7,783,571
EchoStar Corp., 6.75%, 11/30/2030c)		10,405,475	10,507,313
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029 (a)(b)		5,128,000	3,325,816
Level 3 Financing, Inc.
3.75%, 07/15/2029 (a)(b)		3,100,000	2,875,250
6.88%, 06/30/2033 (a)(b)		8,474,000	8,627,557
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/2031 (a)(b)		1,400,000	1,473,500
Optics Bidco SpA, 6.38%, 11/15/2033 (a)(b)		1,826,000	1,804,307
Rogers Communications, Inc., 7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055 (c)		4,365,000	4,460,641
Telecom Italia Capital SA, 6.38%, 11/15/2033 (b)		2,860,000	2,976,574
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (b)		7,007,000	7,153,187
Uniti Group LP, 8.63%, 06/15/2032 (a)(b)		5,199,000	5,295,803
Windstream Services LLC, 8.25%, 10/01/2031 (a)(b)		8,266,000	8,636,705
			64,920,224

Utility - 11.2%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (b)		4,485,000	4,183,683
AES Panama Generation Holdings SRL, 4.38%, 05/31/2030 (a)(b)		3,142,192	2,908,570
American Electric Power Company, Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (b)(c)		3,387,000	3,586,206
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054 (b)		1,380,000	1,421,250
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/2028 (a)(b)		1,983,000	1,923,363
CenterPoint Energy, Inc., 6.85% to 02/15/2035 then 5 yr. CMT Rate + 2.95%, 02/15/2055 (b)(c)		7,225,000	7,566,143
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)(b)		1,897,000	1,756,085
5.75%, 01/15/2034 (a)		1,375,000	1,350,601
Edison International, 7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054 (b)		1,616,000	1,653,637
Emera US Finance LLC, 6.65% to 10/01/2031 then 5 yr. CMT Rate + 2.87%, 10/01/2056		2,797,000	2,798,779
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (b)(e)		7,600,000	7,610,868
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054 (b)(c)		5,620,000	5,743,904
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055 (b)		4,626,000	4,649,417
Ferrellgas LP, 5.88%, 04/01/2029 (a)(b)		3,365,000	3,216,571
NiSource, Inc., 6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055		640,000	653,466
NRG Energy, Inc., 6.00%, 02/01/2033 (a)(b)		4,250,000	4,251,105
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055 (b)		11,355,000	11,409,084
Sempra
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054		1,535,000	1,551,285
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055		7,895,000	7,859,009
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055		1,089,000	1,059,044
Spire, Inc., 6.45% to 06/01/2036 then 5 yr. CMT Rate + 2.33%, 06/01/2056 (b)		6,340,000	6,321,826
Vistra Operations Company, LLC, 7.75%, 10/15/2031 (a)(b)		3,300,000	3,456,317
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)(b)		1,474,000	1,517,349
			88,447,562
TOTAL CORPORATE CREDIT (Cost $522,311,390)			523,322,782

SECURITIZED CREDIT - 37.4%		Par	Value
Commercial Mortgage-Backed Securities - 5.7%
ACREC Trust
Series 2025-FL3, Class D, 6.72% (1 mo. Term SOFR + 3.04%), 08/18/2042, (3.04% Floor) (a)		500,000	499,322
Series 2025-FL3, Class E, 7.47% (1 mo. Term SOFR + 3.79%), 08/18/2042, (3.79% Floor) (a)		250,000	248,201
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F, 8.79% (1 mo. Term SOFR + 5.11%), 09/15/2038, (5.00% Floor) (a)		5,000,000	4,697,553
BBCMS Mortgage Trust, Series 2021-AGW, Class G, 8.59% (1 mo. Term SOFR + 4.91%), 06/15/2036, (4.80% Floor) (a)		4,000,000	3,517,500
Beast Mortgage Trust, Series 2021-1818, Class F, 8.24% (1 mo. Term SOFR + 4.56%), 03/15/2036, (4.70% Floor) (a)		1,250,000	110,547
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class E, 6.34%, 02/10/2043 (a)(f)		2,000,000	1,967,613
Extended Stay America Trust
Series 2026-ESH2, Class E, 6.57% (1 mo. Term SOFR + 2.90%), 02/15/2043, (2.90% Floor) (a)		495,340	493,875
Series 2026-ESH2, Class F, 7.42% (1 mo. Term SOFR + 3.75%), 02/15/2043, (3.75% Floor) (a)		495,340	496,771
Federal Home Loan Mortgage Corporation, Series K-152, Class X3, 4.33%, 11/25/2055 (f)(g)		5,250,000	1,185,056
GS Mortgage Securities Corp. II, Series 2020-GC47, Class F, 2.45%, 05/12/2053 (a)(f)		3,500,000	2,142,485
Hilton USA Trust
Series 2016-HHV, Class E, 4.19%, 11/05/2038 (a)(f)		11,000,000	10,853,778
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (a)		581,000	144,887
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (a)		1,929,000	194,106
Series 2016-SFP, Class E, 5.52%, 11/05/2035 (a)		1,300,000	104,812
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AJ, 6.38%, 02/15/2051 (f)		11,144	11,213
Series 2021-1440, Class F, 8.64% (1 mo. Term SOFR + 4.96%), 03/15/2036, (4.85% Floor) (a)(h)		2,586,000	596,073
KIND Trust
Series 2021-KIND, Class E, 7.04% (1 mo. Term SOFR + 3.36%), 08/15/2038, (3.25% Floor) (a)		1,487,782	1,476,118
Series 2021-KIND, Class F, 7.74% (1 mo. Term SOFR + 4.06%), 08/15/2038, (3.95% Floor) (a)		3,331,912	3,302,593
Last Mile Logistics Pan Euro Finance, Series 1A, Class E, 4.70% (3 mo. EURIBOR + 2.70%), 08/17/2033, (2.70% Floor) (a)	EUR	1,179,292	1,358,737
Last Mile Securities, Series 2021-1A, Class F, 7.00% (3 mo. EURIBOR + 5.00%), 08/17/2031, (5.00% Floor), (9.00% Cap) (a)	EUR	2,037,581	2,355,907
Morgan Stanley ABS Capital I, Inc., Series 2024-NSTB, Class D, 4.31%, 09/24/2057 (a)(f)		1,000,000	937,116
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class D, 2.73%, 12/15/2050		3,000,000	2,747,540
UK Logistics
Series 2024-1A, Class D, 7.75% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (a)	GBP	307,386	409,372
Series 2024-1A, Class E, 8.75% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (a)	GBP	1,142,938	1,521,963
VMC Finance LLC
Series 2021-FL4, Class D, 7.29% (1 mo. Term SOFR + 3.61%), 06/16/2036, (3.06% Floor) (a)		893,000	855,047
Series 2021-FL4, Class E, 7.74% (1 mo. Term SOFR + 4.06%), 06/16/2036, (3.61% Floor) (a)		3,107,000	2,753,579
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class E, 5.79%, 10/15/2048 (f)		209,123	208,617
			45,190,381

Commercial Real Estate - 1.1%
125 West End Office Mezz LLC, 14.83% (1 mo. Term SOFR + 10.50%), 04/09/2026 (Acquired 3/11/2021 - 4/4/2025, Cost $3,654,003) (d)(h)		3,654,003	734,455
575 Lexington Junior Mezz, 29.33%, 06/18/2026 (Acquired 3/17/2021 - 3/15/2026, Cost $5,612,912) (d)(h)		11,239,720	2,079,348
575 Lexington Senior Mezz, 10.75%, 06/18/2026 (Acquired 9/20/2023 - 3/15/2026, Cost $5,456,074) (d)(h)		5,639,388	5,639,388
			8,453,191

Interest-Only Securities - 0.1%
Government National Mortgage Association, Series 2010-132, Class IO, 0.41%, 11/16/2052 (f)(g)		177,994	441
JP Morgan Mortgage Trust
Series 2014-5, Class AX4, 0.03%, 10/25/2029 (a)(f)(g)		419,645	307
Series 2015-4, Class 2X1, 0.23%, 06/25/2045 (a)(f)(g)		28,940,922	184,875
Series 2021-INV1, Class AX1, 0.21%, 10/25/2051 (a)(f)(g)		39,185,365	405,902
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class AX1, 0.10%, 06/25/2051 (a)(f)(g)		43,094,781	211,307
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class XE, 1.25%, 03/15/2049 (a)(f)(g)		14,999,000	475
Vendee Mortgage Trust, Series 1997-2, Class IO, 0.00%, 06/15/2027 (f)(g)		472,745	0	(i)
			803,307

Other - 2.1%
FCC Home Improvement Trust, Series 2026-HI1, Class A1, 5.71%, 04/25/2036 (a)		5,003,659	5,003,658
FIGRE Trust
Series 2024-HE2, Class C, 6.72%, 05/25/2054 (a)(f)		306,432	312,235
Series 2024-HE2, Class D, 7.20%, 05/25/2054 (a)(f)		500,000	524,140
Series 2024-HE2, Class E, 8.20%, 05/25/2054 (a)(f)		500,000	518,265
Series 2024-HE2, Class F, 9.79%, 05/25/2054 (a)(f)		500,000	527,326
Series 2024-HE3, Class D, 6.53%, 07/25/2054 (a)(f)		1,000,000	1,014,885
Series 2024-HE3, Class E, 7.55%, 07/25/2054 (a)(f)		500,000	501,814
Series 2024-HE3, Class F, 9.26%, 07/25/2054 (a)(f)		500,000	544,471
Series 2024-HE4, Class E, 6.81%, 09/25/2054 (a)(f)		500,000	483,854
Series 2024-HE4, Class F, 8.48%, 09/25/2054 (a)(f)		500,000	525,081
Series 2024-HE5, Class E, 7.01%, 10/25/2054 (a)(f)		1,000,000	974,394
Series 2025-HE1, Class E, 7.36%, 01/25/2055 (a)(f)		2,000,000	1,985,800
Series 2025-HE1, Class F, 8.53%, 01/25/2055 (a)(f)		500,000	524,453
Series 2025-PF1, Class E, 8.80%, 06/25/2055 (a)(f)		1,000,000	1,071,879
Mid-State Trust, Series 10, Class B, 7.54%, 02/15/2036		436,427	434,942
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A4, 6.93%, 09/15/2031 (f)		396,292	143,906
Series 2001-E, Class A4, 6.81%, 12/15/2031		1,401,593	1,401,825
			16,492,928

Residential Mortgage-Backed Securities - 28.4% (j)
ACRA Trust, Series 2024-NQM1, Class B1, 8.15%, 10/25/2064 (a)(f)		1,500,000	1,512,829
Adamas Trust, Inc.
Series 2024-BPL2, Class M, 8.41%, 05/25/2039 (a)		1,919,000	1,922,326
Series 2024-BPL3, Class M1, 6.90%, 09/25/2039 (a)(f)		1,500,000	1,492,043
Series 2026-INV1, Class A3, 5.20%, 02/25/2061 (a)(k)		996,547	985,690
Alternative Loan Trust
Series 2006-19CB, Class A9, 4.49% (1 mo. Term SOFR + 0.81%), 08/25/2036, (0.70% Floor), (6.00% Cap)		1,686,879	693,175
Series 2006-23CB, Class 2A7, 13.23% (-4 x 1 mo. Term SOFR + 27.94%), 08/25/2036, (0.00% Floor), (28.40% Cap) (l)		1,185,747	600,879
Series 2006-29T1, Class 2A5, 6.00%, 10/25/2036		1,056,176	525,838
Series 2006-29T1, Class 2A6, 6.50%, 10/25/2036		1,657,389	876,940
Series 2006-29T1, Class 3A3, 40.03% (-10 x 1 mo. Term SOFR + 77.24%), 10/25/2036, (0.00% Floor), (78.40% Cap) (l)		635,798	809,670
Series 2006-41CB, Class 1A14, 1.56% (-1 x 1 mo. Term SOFR + 5.24%), 01/25/2037, (0.00% Floor), (5.35% Cap) (g)(l)		5,903,902	476,901
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037		949,370	428,724
Series 2006-41CB, Class 2A12, 6.00%, 01/25/2037		8,780,314	3,961,757
Series 2006-41CB, Class 2A14, 6.00%, 01/25/2037		1,070,104	482,841
Series 2006-41CB, Class 2A17, 6.00%, 01/25/2037		1,046,480	472,181
Series 2006-45T1, Class 2A5, 6.00%, 02/25/2037		2,030,611	1,029,046
Series 2007-12T1, Class A22, 5.75%, 06/25/2037		1,657,005	633,982
Series 2007-15CB, Class A2, 5.75%, 07/25/2037		785,730	402,306
Series 2007-15CB, Class A5, 5.75%, 07/25/2037		723,250	370,315
Series 2007-16CB, Class 4A5, 4.29% (1 mo. Term SOFR + 0.61%), 08/25/2037, (0.50% Floor), (7.00% Cap)		3,211,999	1,902,553
Series 2007-2CB, Class 2A11, 4.19% (1 mo. Term SOFR + 0.51%), 03/25/2037, (0.40% Floor), (5.75% Cap)		2,174,243	753,413
Series 2007-HY6, Class A1, 4.21% (1 mo. Term SOFR + 0.53%), 08/25/2047, (0.42% Floor)		1,658,949	1,393,891
Series 2007-OA3, Class 1A1, 4.07% (1 mo. Term SOFR + 0.39%), 04/25/2047, (0.28% Floor)		4,796,936	4,159,842
Arroyo Mortgage Trust, Series 2022-1, Class B1, 3.65%, 12/25/2056 (a)		1,500,000	1,091,559
Bellemeade Re Ltd., Series 2024-1, Class M1C, 7.61% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (a)		1,000,000	1,019,095
BRAVO Residential Funding Trust
Series 2023-NQM5, Class B1, 7.27%, 06/25/2063 (a)(f)		1,000,000	998,754
Series 2025-HE1, Class B1, 6.76%, 09/25/2072 (a)(f)		1,241,000	1,206,801
BVRT LLC, Series 2021-6F, Class A1, 2.75%, 12/30/2027 (a)		1,361,993	1,327,350
Caister Finance DAC
Series 1A, Class D, 7.65% (SONIA + 3.90%), 08/17/2035, (0.00% Floor) (a)	GBP	1,134,000	1,486,320
Series 1A, Class E, 9.50% (SONIA + 5.75%), 08/17/2035, (0.00% Floor) (a)	GBP	1,140,000	1,499,945
Cascade MH Asset Trust
Series 2021-MH1, Class B2, 5.57%, 02/25/2046 (a)		500,000	433,021
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a)(f)		147,000	147,453
Series 2024-MH1, Class B2, 8.35%, 11/25/2056 (a)(f)		154,000	148,584
Chase Mortgage Finance Corp.
Series 2005-A2, Class 3A2, 4.05%, 01/25/2036 (f)		507,600	433,999
Series 2007-A1, Class 11M1, 4.53%, 03/25/2037 (f)		1,404,699	1,285,248
CHNGE Mortgage Trust
Series 2022-1, Class B1, 4.55%, 01/25/2067 (a)(f)		2,500,000	2,168,056
Series 2022-1, Class M1, 3.99%, 01/25/2067 (a)(f)		2,700,000	2,272,534
Series 2022-2, Class B1, 4.58%, 03/25/2067 (a)(f)		3,000,000	2,853,238
Series 2023-2, Class M1, 7.94%, 06/25/2058 (a)(f)		3,500,000	3,471,175
Series 2023-4, Class B1, 8.40%, 09/25/2058 (a)(f)		891,000	886,790
Series 2023-4, Class M1, 8.40%, 09/25/2058 (a)(f)		750,000	747,998
Citicorp Mortgage Securities, Inc., Series 2006-5, Class 1A11, 4.69% (1 mo. Term SOFR + 1.01%), 10/25/2036, (0.90% Floor), (7.00% Cap)		256,631	205,402
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR5, Class 1A2A, 4.81%, 04/25/2037 (f)		267,215	260,674
Series 2009-8, Class 2A2, 6.10%, 04/25/2037 (a)(f)		4,008,974	1,730,186
Countrywide Alternative Loan Trust
Series 2005-10CB, Class 1A1, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2035, (0.50% Floor), (5.50% Cap)		970,895	693,165
Series 2005-84, Class 2A1, 4.83%, 02/25/2036 (f)		6,669,476	6,260,009
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-21, Class A10, 6.00%, 11/25/2034		26,106	26,333
Series 2006-20, Class 1A18, 4.44% (1 mo. Term SOFR + 0.76%), 02/25/2037, (0.65% Floor), (6.00% Cap)		3,395,632	1,114,644
Series 2007-18, Class 1A1, 6.00%, 11/25/2037		147,181	55,166
Series 2007-5, Class A29, 5.50%, 05/25/2037		147,855	60,776
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM1, Class B2, 3.83%, 05/25/2065 (a)(f)		1,100,000	779,496
Series 2021-NQM2, Class B2, 4.34%, 02/25/2066 (a)(f)		1,600,000	1,169,852
CRIBS Mortgage Trust, Series 2025-RTL1, Class M1, 7.92%, 05/25/2040 (a)(f)		1,000,000	1,003,487
CWABS Asset-Backed Certificates, Series 2006-13, Class 1AF4, 3.92%, 01/25/2037 (f)		10,683	10,556
Deephaven Residential Mortgage Trust
Series 2022-2, Class B1, 4.30%, 03/25/2067 (a)(f)		3,000,000	2,507,064
Series 2026-INV1, Class A3, 5.20%, 12/25/2070 (a)(k)		1,470,954	1,457,577
Eagle Re Ltd., Series 2023-1, Class M1B, 7.61% (30 day avg SOFR US + 3.95%), 09/26/2033, (3.95% Floor) (a)		5,000,000	5,108,765
EASY Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040 (a)(k)		1,000,000	1,004,732
Ellington Financial Mortgage Trust
Series 2024-INV2, Class B1, 7.17%, 10/25/2069 (a)(f)		1,000,000	997,504
Series 2025-CES4, Class B1, 7.05%, 06/25/2060 (a)(f)		500,000	499,874
Series 2025-CES4, Class B2, 8.14%, 06/25/2060 (a)(f)		500,000	495,476
Series 2026-CES1, Class B1, 6.46%, 12/25/2060 (a)(f)		1,550,000	1,537,703
Fidelis Mortgage Trust, Series 2025-RTL1, Class B, 8.95%, 02/27/2040 (a)(f)		900,000	903,504
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A6, 4.44% (1 mo. Term SOFR + 0.76%), 11/25/2035, (0.65% Floor), (5.50% Cap)		990,223	347,783
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class M, 4.50%, 02/25/2059 (a)(f)		3,885,040	3,756,716
Series 2021-1, Class M, 4.25%, 09/25/2060 (a)		2,066,420	2,020,519
Series 2022-1, Class M, 4.50%, 11/25/2061 (a)(f)		3,000,000	2,726,617
FREED Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 05/25/2039 (a)		994,028	997,186
GCAT, Series 2023-NQM2, Class B1, 6.89%, 11/25/2067 (a)(f)		2,258,000	2,223,033
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A1VN, 4.29% (1 mo. Term SOFR + 0.61%), 02/25/2036, (0.50% Floor)		251,391	242,269
Series 2005-HE3, Class A2, 4.29% (1 mo. Term SOFR + 0.61%), 02/25/2036, (0.50% Floor), (14.00% Cap)		280,643	270,459
Series 2007-HE2, Class A2, 6.05%, 12/25/2037 (f)		189,234	186,289
Series 2007-HE2, Class A3, 6.19%, 12/25/2037 (f)		364,543	359,355
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class B4, 4.07%, 05/25/2062 (a)(f)		2,118,121	1,854,312
Series 2022-NQM1, Class B5, 4.07%, 05/25/2062 (a)(f)		468,000	341,867
GSAMP Trust, Series 2006-NC2, Class A2C, 4.09% (1 mo. Term SOFR + 0.41%), 06/25/2036, (0.30% Floor)		397,583	203,420
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A4, 4.48%, 01/25/2036 (f)		1,586,303	1,397,356
Series 2007-1F, Class 4A1, 4.09% (1 mo. Term SOFR + 0.41%), 01/25/2037, (0.30% Floor), (7.00% Cap)		5,506,619	1,271,127
Home Equity Asset Trust, Series 2006-7, Class 2A3, 4.09% (1 mo. Term SOFR + 0.41%), 01/25/2037, (0.30% Floor)		2,997,732	2,599,975
Home RE Ltd., Series 2021-2, Class M2, 6.91% (30 day avg SOFR US + 3.25%), 01/25/2034, (0.00% Floor) (a)		3,797,669	3,804,544
HOMES Trust, Series 2026-NQM1, Class A3, 5.16%, 09/25/2070 (a)(k)		958,674	947,885
Homeward Opportunities Fund I Trust, Series 2025-RRTL2, Class M1, 6.54%, 09/25/2040 (a)(f)		1,500,000	1,495,388
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1, 5.39%, 08/25/2067 (a)(k)		457,480	456,422
Series 2022-NQM5, Class A2, 6.12%, 08/25/2067 (a)(k)		304,986	304,592
Series 2022-NQM5, Class M1, 6.25%, 08/25/2067 (a)(k)		1,026,000	1,022,310
Indymac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.89%, 03/25/2037 (f)		577,096	438,915
Series 2007-AR3, Class 1A1, 4.93%, 07/25/2037 (f)		1,326,487	1,169,724
Irwin Home Equity Loan Trust, Series 2006-1, Class 2A3, 6.27%, 09/25/2035 (a)(k)		27,880	27,364
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 5.33%, 10/25/2033 (f)		82,607	77,528
Series 2003-A2, Class B4, 5.91%, 11/25/2033 (f)		73,194	1
Series 2007-A2, Class 3A2, 4.58%, 04/25/2037 (f)		3,202,730	2,559,487
Series 2021-INV1, Class B5, 2.96%, 10/25/2051 (a)(f)		254,000	124,964
Series 2021-INV1, Class B6, 2.96%, 10/25/2051 (a)(f)		573,000	237,874
Series 2022-DSC1, Class B2, 4.92%, 01/25/2063 (a)(f)		2,690,000	2,215,334
Series 2024-CES1, Class B2, 9.22%, 06/25/2054 (a)(f)		1,101,000	1,114,296
Series 2025-CES1, Class B1, 6.86%, 05/25/2055 (a)(f)		1,000,000	998,825
Series 2025-NQM2, Class M1B, 6.90%, 09/25/2065 (a)(f)		1,750,000	1,760,015
Series 2025-VIS3, Class A3, 5.57%, 02/25/2066 (a)(k)		958,369	955,295
Series 2026-CES1, Class B2, 7.52%, 06/25/2056 (a)(f)		1,000,000	986,142
JPMorgan Chase Bank NA
Series 2019-CL1, Class M3, 5.89% (1 mo. Term SOFR + 2.21%), 04/25/2047, (2.10% Floor) (a)		137,123	137,988
Series 2020-CL1, Class M3, 7.14% (1 mo. Term SOFR + 3.46%), 10/25/2057, (0.00% Floor) (a)		119,934	124,798
Series 2020-CL1, Class M4, 8.14% (1 mo. Term SOFR + 4.46%), 10/25/2057, (0.00% Floor) (a)		137,855	146,172
Series 2020-CL1, Class M5, 9.39% (1 mo. Term SOFR + 5.71%), 10/25/2057, (0.00% Floor) (a)		794,268	825,350
Series 2021-CL1, Class M2, 5.21% (30 day avg SOFR US + 1.55%), 03/25/2051, (0.00% Floor) (a)		126,969	125,239
MASTR Asset Backed Securities Trust
Series 2006-NC2, Class A5, 4.27% (1 mo. Term SOFR + 0.59%), 08/25/2036, (0.48% Floor)		336,009	113,011
Series 2006-NC3, Class A3, 3.33% (1 mo. Term SOFR + 0.31%), 10/25/2036, (0.20% Floor)		2,337,459	1,015,329
Series 2006-NC3, Class A4, 3.33% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor)		3,943,582	1,712,986
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class B4, 2.95%, 06/25/2051 (a)(f)		452,508	353,051
Series 2021-INV1, Class B5, 2.95%, 06/25/2051 (a)(f)		128,000	62,026
Series 2021-INV1, Class B6, 2.78%, 06/25/2051 (a)(f)		352,021	144,029
MFA Trust, Series 2021-INV1, Class B1, 3.29%, 01/25/2056 (a)(f)		700,000	662,829
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM3, Class B1A, 6.51%, 07/25/2069 (a)(f)		1,000,000	982,487
Series 2026-NQM2, Class A3, 5.14%, 01/26/2071 (a)(k)		991,943	979,561
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 4.40% (1 mo. Term SOFR + 0.24%), 02/26/2037, (0.13% Floor) (a)		18,585,255	15,138,597
Series 2015-11R, Class 4A5, 3.87%, 06/26/2037 (a)(f)		2,828,707	2,461,657
Series 2015-1R, Class 3A7, 3.96%, 03/26/2037 (a)(f)		3,602,868	1,821,216
Series 2015-1R, Class 4A7, 5.71%, 12/26/2037 (a)(f)		742,622	675,895
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (a)		482,227	476,974
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)		1,537,457	1,510,639
Oaktown Re Ltd., Series 2021-2, Class M1C, 7.01% (30 day avg SOFR US + 3.35%), 04/25/2034, (3.35% Floor) (a)		3,769,000	3,798,462
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A6, 5.66%, 01/25/2037 (k)		93,610	86,801
PRKCM Trust
Series 2021-AFC1, Class B2, 3.95%, 08/25/2056 (a)(f)		350,000	237,450
Series 2022-AFC2, Class B1, 6.11%, 08/25/2057 (a)(f)		3,000,000	2,969,972
Series 2023-AFC1, Class B1, 7.26%, 02/25/2058 (a)(f)		1,000,000	1,001,159
Series 2023-AFC1, Class B2, 7.26%, 02/25/2058 (a)(f)		1,000,000	991,797
Series 2023-AFC2, Class B1, 8.14%, 06/25/2058 (a)(f)		3,000,000	2,976,834
Series 2023-AFC2, Class M1, 7.88%, 06/25/2058 (a)		750,000	746,289
Series 2023-AFC3, Class B1, 7.78%, 09/25/2058 (a)(f)		4,248,000	4,226,325
Series 2023-AFC3, Class B2, 7.78%, 09/25/2058 (a)(f)		1,005,000	997,015
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (a)(f)		1,638,000	1,641,446
Series 2024-HOME1, Class B1, 7.75%, 05/25/2059 (a)(f)		1,623,000	1,626,073
Series 2026-AFC1, Class B1, 6.53%, 02/25/2061 (a)(f)		500,000	489,148
Series 2026-AFC1, Class B2, 6.53%, 02/25/2061 (a)(f)		500,000	469,579
PRPM LLC
Series 2023-NQM1, Class B2, 6.17%, 01/25/2068 (a)(f)		1,000,000	978,702
Series 2024-NQM1, Class B1, 7.39%, 12/25/2068 (a)(f)		2,000,000	1,989,859
Series 2024-NQM2, Class B1, 7.80%, 06/25/2069 (a)(f)		1,500,000	1,507,717
RALI Trust
Series 2006-QO7, Class 2A1, 4.71% (MTA + 0.85%), 09/25/2046, (0.85% Floor)		4,442,005	4,016,927
Series 2006-QS14, Class A30, 31.94% (-13 x 1 mo. Term SOFR + 79.76%), 11/25/2036, (0.00% Floor), (81.25% Cap) (l)		37,191	67,051
Series 2006-QS3, Class 1A10, 6.00%, 03/25/2036		1,146,587	1,015,740
Series 2007-QO3, Class A1, 4.11% (1 mo. Term SOFR + 0.43%), 03/25/2047, (0.32% Floor)		968,959	866,118
RCKT Mortgage Trust, Series 2024-CES3, Class M2, 7.01%, 05/25/2044 (a)(f)		2,000,000	1,999,737
RFMSI Trust, Series 2007-S3, Class 1A5, 5.50%, 03/25/2037		988,808	689,330
Rithm Capital Corp.
Series 2024-NQM2, Class B1, 6.61%, 09/25/2064 (a)(f)		500,000	503,235
Series 2024-RTL1, Class M1, 9.30%, 03/25/2039 (a)(f)		2,500,000	2,502,210
Saluda Grade Mortgage Funding LLC, Series 2024-RTL4, Class A2, 7.50%, 02/25/2030 (a)(k)		1,500,000	1,491,718
Santander Holdings USA, Inc., Series 2023-MTG1, Class M1, 7.81% (30 day avg SOFR US + 4.15%), 02/26/2052, (2.50% Floor) (a)		4,345,603	4,777,880
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 4.09% (1 mo. Term SOFR + 0.41%), 09/25/2036, (0.30% Floor)		4,816,113	1,488,586
Series 2007-NC1, Class A2B, 4.09% (1 mo. Term SOFR + 0.41%), 12/25/2036, (0.30% Floor)		2,986,624	1,403,477
SGR Residential Mortgage Trust, Series 2026-1, Class A3, 5.14%, 01/25/2066 (a)(k)		994,321	981,811
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)		400,000	352,330
Series 2022-SFR3, Class E2, 7.37% (1 mo. Term SOFR + 3.70%), 05/17/2039, (3.70% Floor) (a)		3,750,000	3,747,907
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (a)(f)		1,500,000	1,500,417
Towd Point Mortgage Trust, Series 2024-CES1, Class M2, 6.86%, 01/25/2064 (a)(f)		1,000,000	1,003,971
Verus Securitization Trust
Series 2022-1, Class B2, 3.97%, 01/25/2067 (a)(f)		2,199,000	1,605,438
Series 2022-2, Class B2, 4.27%, 02/25/2067 (a)(f)		1,500,000	1,155,847
Series 2023-4, Class B1, 8.02%, 05/25/2068 (a)(f)		2,000,000	1,982,407
Series 2023-INV2, Class A3, 7.08%, 08/25/2068 (a)(k)		63,242	63,120
Series 2023-INV2, Class B1, 8.00%, 08/25/2068 (a)(f)		100,000	99,685
Series 2023-INV2, Class M1, 7.35%, 08/25/2068 (a)(f)		121,000	120,645
Series 2024-1, Class B1, 7.91%, 01/25/2069 (a)(f)		500,000	502,427
Series 2024-2, Class B1, 7.86%, 02/25/2069 (a)(f)		1,000,000	1,002,312
Series 2024-INV1, Class B1, 8.09%, 03/25/2069 (a)(f)		1,000,000	1,005,159
Vista Point Securitization Trust, Series 2024-CES3, Class B1, 7.83%, 01/25/2055 (a)(f)		500,000	505,556
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY1, Class 4A1, 4.09%, 02/25/2037 (f)		4,140,831	3,802,903
Series 2007-HY3, Class 4A1, 4.86%, 03/25/2037 (f)		3,840,316	3,474,870
Series 2007-HY5, Class 1A1, 4.08%, 05/25/2037 (f)		1,430,513	1,292,744
Series 2007-HY5, Class 3A1, 3.87%, 05/25/2037 (f)		496,511	454,860
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 5.79%, 03/25/2036 (f)		699,478	677,232
Series 2006-AR12, Class 2A1, 6.19%, 09/25/2036 (f)		466,449	440,571
Western Alliance Bancorp
Series 2021-CL2, Class M3, 7.76% (30 day avg SOFR US + 4.10%), 07/25/2059, (0.00% Floor) (a)		823,120	862,688
Series 2021-CL2, Class M4, 9.01% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (a)		1,415,496	1,537,889
			223,941,455
TOTAL SECURITIZED CREDIT (Cost $348,234,777)			294,881,262

COMMON STOCKS - 8.5%		Shares	Value
Airports - 0.6%
Aena SME SA (a)		60,288	1,783,654
Grupo Aeroportuario del Pacifico SAB de CV - Class B		68,296	1,682,079
Japan Airport Terminal Co. Ltd.		27,838	921,641
			4,387,374

Circular Economy - 0.2%
American Water Works Co., Inc. (b)		601	81,790
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		1,242	38,026
Guangdong Investment Ltd.		955,044	956,568
Hera SpA		17,508	80,759
Orizon Valorizacao de Residuos SA (m)		5,373	73,917
Republic Services, Inc. (b)		611	133,821
Severn Trent PLC (b)		1,914	78,500
Waste Management, Inc. (b)		700	160,853
			1,604,234

Data Centers - 0.2%
Digital Core REIT Management Pte Ltd.		315,173	153,780
Equinix, Inc. (b)		1,088	1,066,501
			1,220,281

Diversified - 0.0% (n)
American Assets Trust, Inc. (b)		1,602	29,493
Merlin Properties Socimi SA		7,837	127,683
			157,176

Electricity Infrastructure - 0.4%
Boralex, Inc. - Class A (b)		1,730	45,566
Cia Paranaense de Energia - Copel		22,765	67,857
Constellation Energy Corp. (b)		282	78,749
E.ON SE (b)		10,279	225,126
EDP Renovaveis SA		3,899	62,493
Elia Group SA/NV		4,869	747,878
Fortis, Inc. (b)		954	53,224
Grenergy Renovables SA (m)		806	107,273
PG&E Corp. (b)		97,958	1,721,122
			3,109,288

Electricity Transmission & Distribution - 0.9%
CenterPoint Energy, Inc. (b)		31,288	1,350,390
Equatorial SA		135,023	1,066,403
Eversource Energy (b)		14,450	1,001,096
National Grid PLC (b)		107,936	1,821,959
Sempra (b)		16,749	1,627,500
			6,867,348

Gas Utilities - 0.4%
Italgas SpA (b)		62,983	733,692
NiSource, Inc. (b)		27,747	1,294,675
Southwest Gas Holdings, Inc. (b)		12,900	1,121,010
			3,149,377

Gathering & Processing - 0.5%
MPLX LP (b)		14,979	854,852
Williams Cos., Inc. (b)		48,022	3,495,041
			4,349,893

Health Care - 0.0% (n)
Healthcare Realty Trust, Inc. (b)		430	7,306

Hotel - 0.1%
Service Properties Trust (b)		554,784	751,732

Integrated Utilities/Renewables - 1.4%
American Electric Power Company, Inc. (b)		876	114,826
Bloom Energy Corp. - Class A (b)(m)		747	101,211
Clearway Energy, Inc. - Class C (b)		3,641	143,055
CMS Energy Corp. (b)		17,479	1,356,021
Engie SA		3,603	116,116
Entergy Corp. (b)		1,080	121,349
Evergy, Inc. (b)		13,021	1,066,680
First Solar, Inc. (b)(m)		444	87,583
FirstEnergy Corp. (b)		25,745	1,304,242
Iberdrola SA (b)		10,892	249,364
IDACORP, Inc. (b)		5,985	855,675
NextEra Energy, Inc. (b)		39,626	3,680,463
Pinnacle West Capital Corp. (b)		1,204	121,303
RWE AG		2,302	154,877
SSE PLC (b)		33,165	1,146,461
Talen Energy Corp. (b)(m)		347	110,773
			10,729,999

Leisure - 0.1%
Six Flags Entertainment Corp. (m)		25,753	457,116

Media - 0.0% (n)
Comcast Corp. - Class A		10,575	303,608

Midstream - 1.1%
Cheniere Energy, Inc. (b)		7,803	2,214,179
Kunlun Energy Co. Ltd.		395,725	361,593
Targa Resources Corp. (b)		10,552	2,645,703
TC Energy Corp. (b)		29,104	1,822,478
TC Energy Corp. (b)		20,833	1,304,146
			8,348,099

Office - 0.0% (n)
COPT Defense Properties (b)		992	30,355
Cousins Properties, Inc. (b)		1,114	25,143
Highwoods Properties, Inc. (b)		1,103	23,615
Kilroy Realty Corp. (b)		192	5,417
Piedmont Realty Trust, Inc. - Class A (b)		3,465	22,765
Vornado Realty Trust (b)		882	22,923
			130,218

Other - 0.1%
Dycom Industries, Inc. (b)(m)		260	88,093
MasTec, Inc. (b)(m)		299	96,201
Siemens Energy AG		777	133,994
Telecom Italia SpA/Milano (m)		211,109	148,221
Vertiv Holdings Co. - Class A (b)		438	109,754
			576,263

Pipeline Transportation / Natural Gas - 0.4%
DT Midstream, Inc. (b)		6,429	865,793
Energy Transfer LP (b)		45,373	875,699
Enterprise Products Partners LP (b)		22,494	851,173
Kinder Morgan, Inc. (b)		25,888	868,025
			3,460,690

Pipeline Transportation / Petroleum - 0.2%
Enbridge, Inc. (b)		16,235	878,963
Plains All American Pipeline LP (b)		39,036	871,674
			1,750,637

Ports - 0.1%
International Container Terminal Services, Inc.		102,736	1,164,754

Rail - 0.7%
CSX Corp. (b)		40,976	1,682,065
East Japan Railway Co.		41,376	946,330
Rumo SA		195,493	616,311
Union Pacific Corp. (b)		9,173	2,225,553
			5,470,259

Real Estate - 0.3%
Arbor Realty Trust, Inc. (b)		3,757	28,966
CBRE Group, Inc. - Class A (b)(m)		52	7,044
Five Point Holdings LLC - Class A (b)(m)		1,306	6,321
Global Net Lease, Inc.		75,719	1,615,843
Ladder Capital Corp. (b)		5,414	52,895
RLJ Lodging Trust		25,747	620,503
SL Green Realty Corp. (b)		617	22,792
Starwood Property Trust, Inc. (b)		6,567	113,084
			2,467,448

Specialty - 0.0% (n)
Jones Lang LaSalle, Inc. (b)(m)		27	8,217
Lamar Advertising Co. - Class A (b)		228	28,878
Weyerhaeuser Co. (b)		287	7,011
			44,106

Sustainable Solutions - 0.1%
Carrier Global Corp. (b)		834	46,963
GE Vernova, Inc. (b)		213	185,928
Nextpower, Inc. - Class A (b)(m)		645	77,755
Prysmian SpA		362	42,749
Schneider Electric SE (b)		283	77,084
Sunrun, Inc. (b)(m)		1,949	26,428
Trane Technologies PLC (b)		190	79,181
Vestas Wind Systems AS		6,921	208,813
			744,901

Telecommunication Services - 0.0% (n)
Altice France Lux 3 (m)		18,839	315,740

Toll Roads - 0.1%
Getlink SE (b)		44,317	956,314

Towers - 0.3%
Cellnex Telecom SA (a)(b)		16,497	530,459
Crown Castle, Inc. (b)		18,703	1,520,741
Uniti Group, Inc. (b)(m)		32,074	300,854
			2,352,054

Water - 0.3%
Pennon Group PLC (b)		289,523	2,041,776
TOTAL COMMON STOCKS (Cost $54,690,950)			66,917,991

TERM LOANS - 7.7%		Par	Value
Apro LLC, First Lien, 7.43% (3 mo. Term SOFR + 3.75%), 07/09/2031		1,970,000	1,972,463
Blackfin Pipeline LLC, First Lien, 6.69% (1 mo. Term SOFR + 3.00%), 09/29/2032		1,995,000	2,003,100
Cogeco Communications USA II LP, First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 09/30/2030		1,559,831	1,475,428
Coral-US Co.-Borrower LLC, First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 01/30/2032		3,000,000	2,943,390
Crescent Midstream Intermediate Holdings LLC, 3.67% (1 mo. Term SOFR + 3.75%), 02/18/2033		2,000,000	2,004,160
Directv Financing LLC, 9.34% (1 mo. Term SOFR + 5.50%), 02/18/2031		8,183,511	8,180,728
Eagle Broadband Investments LLC, 6.93% (3 mo. Term SOFR + 3.00%), 11/12/2027		5,976,357	5,683,755
Jack Ohio Finance LLC, First Lien, 7.67% (1 mo. Term SOFR + 4.00%), 01/30/2032		5,940,000	5,850,900
Numericable US LLC, First Lien, 10.55% (1 mo. Term SOFR + 6.88%), 05/15/2031		11,837,390	11,844,848
OEG Borrower LLC, 7.19% (3 mo. Term SOFR + 3.50%), 06/30/2031		1,477,500	1,479,967
Third Coast Infrastructure LLC, 7.42% (1 mo. Term SOFR + 3.75%), 09/25/2030		2,906,953	2,921,488
WideOpenWest Finance LLC, First Lien, 11.17% (3 mo. Term SOFR + 7.00%), 12/11/2028		14,377,960	14,611,602
TOTAL TERM LOANS (Cost $60,929,989)			60,971,829

EXCHANGE TRADED FUNDS - 2.3%		Shares	Value
Goldman Sachs Access Treasury 0-1 Year ETF		36,659	3,672,865
iShares 0-1 Year Treasury Bond ETF		63,969	7,061,538
iShares 0-3 Month Treasury Bond ETF		70,200	7,066,332
TOTAL EXCHANGE TRADED FUNDS (Cost $17,781,702)			17,800,735

PREFERRED STOCKS - 1.8%		Shares	Value
Health Care - 0.0% (n)
Chiron Real Estate, Inc., Series A, 7.50%, Perpetual		1,196	29,302

Hotel - 0.0% (n)
Chatham Lodging Trust, Series A, 6.63%, Perpetual		2,877	57,540

Media - 0.1%
Liberty Broadband Corp., Series A, 7.00%, Perpetual (m)		41,071	956,954

Office - 0.1%
SL Green Realty Corp., Series I, 6.50%, Perpetual		12,967	263,230

Oil Gas Transportation & Distribution - 0.1%
Global Partners LP, Series B, 9.50%, Perpetual (m)		32,100	815,019

Real Estate - 1.3%
Alpine Income Property Trust, Inc., Series A, 8.00%, Perpetual		1,193	29,741
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual		5,324	116,010
Diversified Healthcare Trust, 5.63%, 08/01/2042		95,518	1,545,481
EPR Properties, Series E, 9.00%, Perpetual (m)		222,385	6,756,056
Gladstone Land Corp., Series B, 6.00%, Perpetual		1,518	30,360
Global Net Lease, Inc., Series A, 7.25%, Perpetual		2,505	54,384
Kimco Realty Corp., Series N, 7.25%, Perpetual		23,905	1,428,324
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual		1,536	29,645
Summit Hotel Properties, Inc., Series F, 5.88%, Perpetual		1,573	27,197
Vornado Realty Trust, Series O, 4.45%, Perpetual		19,955	284,558
			10,301,756

Retail - 0.0% (n)
AH Realty Trust, Inc., Series A, 6.75%, Perpetual		4,123	89,717
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		2,792	56,454
			146,171

Telecommunication Services - 0.2%
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual		7,585	123,029
Qwest Corp., 6.50%, 09/01/2056 (m)		67,823	1,268,290
			1,391,319
TOTAL PREFERRED STOCKS (Cost $13,846,749)			13,961,291

MUNICIPAL BONDS - 1.2%		Par	Value
Alabama - 0.1%
Homewood Educational Building Authority, 7.42%, 10/01/2044 (Obligor: CHF Horizons II LLC)		150,000	157,550
Troy Industrial Development Board, 5.00%, 11/01/2041		125,000	108,675
			266,225

Alaska - 0.0% (n)
Alaska Industrial Development & Export Authority, 5.25%, 03/01/2030		100,000	100,081

Arizona - 0.0% (n)
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Obligor: Grand Canyon University) (a)		100,000	105,424

California - 0.1%
California Statewide Communities Development Authority, 7.14%, 08/15/2047 (Obligor: Enloe Medical Center Obligated Group)		100,000	104,965
Golden State Tobacco Securitization Corp., 3.85%, 06/01/2050		180,000	164,479
			269,444

Colorado - 0.0% (n)
Colorado Health Facilities Authority
2.80%, 12/01/2026 (Obligor: Covenant Living Community)		65,000	64,085
4.48%, 12/01/2040 (Obligor: Covenant Living Community)		120,000	105,128
			169,213

Delaware - 0.0% (n)
Delaware State Economic Development Authority, 8.00%, 07/01/2030 (Obligor: Academia Antonia Alonso I) (a)		100,000	100,552

Florida - 0.1%
Capital Projects Finance Authority, 7.00%, 06/01/2033 (Obligor: Prg Unionwest Properties) (a)		225,000	214,388
Capital Trust Authority, 6.70%, 06/15/2028 (Obligor: St Johns Classical Academy) (a)		105,000	105,532
City of Miami Gardens FL, 7.00%, 06/01/2040		50,000	56,550
			376,470

Illinois - 0.1%
Farmville Industrial Development Authority, 5.00%, 01/01/2034 (Obligor: Longwood Housing Foundation LLC)		195,000	180,975
Illinois Finance Authority, 8.25%, 09/01/2039 (Obligor: Illinois Inst Of Tech) (a)		300,000	287,936
Illinois Municipal Electric Agency
6.83%, 02/01/2035		35,000	36,858
7.29%, 02/01/2035		60,000	64,566
Northern Illinois Municipal Power Agency
6.86%, 01/01/2039		230,000	245,357
7.82%, 01/01/2040		30,000	34,744
State of Illinois, 6.73%, 04/01/2035		46,154	48,320
			898,756

Indiana - 0.0% (n)
Indiana Finance Authority, 5.93%, 07/01/2053 (Obligor: BPIU Partners LLC)		125,000	123,765

Kentucky - 0.0% (n)
Louisville/Jefferson County Metropolitan Government, 4.29%, 05/01/2045 (Obligor: Louisville/Jefferson Med)		200,000	150,786

Massachusetts - 0.0% (n)
Massachusetts Development Finance Agency
6.63%, 10/01/2030 (Obligor: Wellforce Obligated Group)		100,000	101,965
6.75%, 10/01/2030 (Obligor: Wellforce Obligated Group)		100,000	101,979
			203,944

Montana - 0.0% (n)
City of Kalispell MT, 6.75%, 05/15/2029 (Obligor: Immanuel Living Obligated Group)		200,000	200,438

Nebraska - 0.0% (n)
Public Power Generation Agency, 7.24%, 01/01/2041		130,000	143,726

New Hampshire - 0.1%
New Hampshire Business Finance Authority, 6.89%, 04/01/2034 (Obligor: Wheeling Power Company) (a)		275,000	286,764

New Jersey - 0.0% (n)
South Jersey Transportation Authority, 7.00%, 11/01/2038		120,000	131,386

New York - 0.1%
Dutchess County Local Development Corp., 5.92%, 07/01/2039 (Obligor: Bard College)		250,000	249,680
New York City Industrial Development Agency
6.03%, 01/01/2046 (Obligor: Queens Ballpark Co. LLC) (a)		150,000	149,565
5.90%, 03/01/2046 (Obligor: NY Yankees Partnership) (a)		125,000	124,318
New York State Dormitory Authority, 5.10%, 08/01/2034 (Obligor: Montefiore Obligated Group)		150,000	141,357
New York Transportation Development Corp., 6.97%, 06/30/2051 (Obligor: Elevated Accessibility)		255,000	256,068
			920,988

Ohio - 0.0% (n)
Cleveland-Cuyahoga County Port Authority, 5.63%, 11/15/2039		100,000	98,054
County of Lucas OH, 4.00%, 11/15/2045 (Obligor: Promedica Healthcare Obligated)		55,000	46,664
Summit County Development Finance Authority, 5.13%, 07/01/2030 (Obligor: Prg - Akron Properties)		25,000	24,775
			169,493

Oklahoma - 0.3%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: OU Medicine Obligated Group)		2,500,000	2,486,986
Sallisaw Economic Authority, 6.26%, 02/01/2053		125,000	126,531
			2,613,517

Oregon - 0.0% (n)
Port of Morrow OR, 3.25%, 12/01/2036		150,000	127,363

Tennessee - 0.0% (n)
Metropolitan Government of Nashville & Davidson County Convention Center Auth, 7.43%, 07/01/2043		50,000	56,181

Texas - 0.3%
City of San Antonio TX Customer Facility Charge Revenue, 5.87%, 07/01/2045		100,000	97,174
Colony Community Development Corp., 7.25%, 10/01/2042		2,050,000	2,026,699
			2,123,873

West Virginia - 0.0% (n)
Tobacco Settlement Finance Authority, 4.01%, 06/01/2040		125,000	104,182

Wisconsin - 0.0% (n)
Public Finance Authority, 5.45%, 07/01/2033 (Obligor: Prg - Oxford Properties)		150,000	148,476
TOTAL MUNICIPAL BONDS (Cost $9,762,105)			9,791,047

U.S. GOVERNMENT AGENCY ISSUES - 0.1%		Par	Value
U.S. Government Agency Collateralized Mortgage Obligations - 0.0% (n)
Federal National Mortgage Association, Series 1997-79, Class PL, 6.85%, 12/18/2027		5,820	5,878

U.S. Government Agency Pass-Through Certificates - 0.1%
Federal Home Loan Mortgage Corporation
Pool C55167, 8.50%, 07/01/2031		16,277	16,597
Pool C55169, 8.50%, 07/01/2031		27,618	28,676
Pool C56878, 8.00%, 08/01/2031		24,092	24,910
Pool C59641, 8.00%, 10/01/2031		19,649	20,302
Pool C69047, 7.00%, 06/01/2032		89,583	93,959
Federal National Mortgage Association
Pool 255053, 7.50%, 12/01/2033		28,038	29,852
Pool 545436, 9.00%, 10/01/2031		27,304	29,366
Pool 545990, 7.50%, 04/01/2031		26,798	27,464
Pool 636449, 8.50%, 04/01/2032		56,524	60,062
Pool 645912, 7.00%, 06/01/2032		71,689	75,224
Pool 645913, 7.00%, 06/01/2032		71,772	74,661
Pool 650131, 7.00%, 07/01/2032		89,789	94,391
Pool 735576, 7.50%, 11/01/2034		43,828	46,151
Pool 735800, 8.00%, 01/01/2035		77,130	82,997
			704,612
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $680,256)			710,490

RIGHTS - 0.0% (n)		Shares	Value
Telecommunications - 0.0% (n)
Telecom Italia SpA/Milano, Expires 04/02/2026, Exercise Price $0.51 (m)		266,683	19
TOTAL RIGHTS (Cost $0)			19

SHORT-TERM INVESTMENTS - 5.4%
MONEY MARKET FUNDS - 4.0%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (o)		31,177,720	31,177,720
TOTAL MONEY MARKET FUNDS (Cost $31,177,720)			31,177,720

U.S. TREASURY BILLS - 1.4%		Par	Value
3.51%, 03/18/2027 (p)		12,000,000	11,587,576
TOTAL U.S. TREASURY BILLS (Cost $11,578,801)			11,587,576

TOTAL INVESTMENTS - 130.9% (Cost $1,070,994,439)			1,031,122,742
Liabilities in Excess of Other Assets - (30.9)%			(243,696,258)
TOTAL NET ASSETS - 100.0%			$787,426,484

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $510,648,499 or 64.9% of the Fund’s net assets.

(b)	All or a portion of the security has been pledged as collateral for the Fund's credit facilities. The fair value of assets committed as collateral as of March 31, 2026 was $336,017,807.
(c)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of March 31, 2026 was $67,140,549.
(d)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2026, the value of these securities total $12,028,770 or 1.5% of the Fund’s net assets.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(g)	Interest only security.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $9,049,264 or 1.1% of net assets as of March 31, 2026.

(i)	Rounds to zero.
(j)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(k)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(l)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)	Non-income producing security.
(n)	Represents less than 0.05% of net assets.
(o)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(p)	The rate shown is the annualized yield as of March 31, 2026.

Forward Currency Contracts:
As of March 31, 2026, the following forward currency contracts were outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	04/23/2026	USD	5,172,351	GBP	3,776,955	$173,340
J.P. Morgan Securities, Inc.	04/30/2026	USD	5,596,033	EUR	4,750,000	97,394
State Street Bank & Trust Co.	04/23/2026	USD	3,898,421	EUR	3,289,882	91,414
Canadian Imperial Bank of Commerce	04/23/2026	EUR	114,850	USD	135,802	(2,899)
Canadian Imperial Bank of Commerce	04/23/2026	GBP	130,372	USD	175,985	(3,429)
Net Unrealized Appreciation						$355,820

EUR - Euro
GBP - British Pound
USD - United States Dollar

Brookfield Real Assets Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Credit	$–	$523,322,782	$–	$523,322,782
Securitized Credit	–	285,831,998	9,049,264	294,881,262
Common Stocks	50,522,340	16,395,651	–	66,917,991
Term Loans	–	60,971,829	–	60,971,829
Exchange Traded Funds	17,800,735	–	–	17,800,735
Preferred Stocks	13,961,291	–	–	13,961,291
Municipal Bonds	–	9,791,047	–	9,791,047
U.S. Government Agency Issues	–	710,490	–	710,490
Rights	–	19	–	19
Money Market Funds	31,177,720	–	–	31,177,720
U.S. Treasury Bills	–	11,587,576	–	11,587,576
Total Investments	$113,462,086	$908,611,392	$9,049,264	$1,031,122,742

Other Financial Instruments:
Forward Currency Contracts *	$–	$362,148	$–	$362,148
Total Other Financial Instruments	$–	$362,148	$–	$362,148

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$–	$(6,328)	$–	$(6,328)
Total Other Financial Instruments	$–	$(6,328)	$–	$(6,328)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

For further information regarding security characteristics, see the Schedule of Investments.